INVENTORIES (Details 1) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Balance at beginning of year	21,253	22,026
Additions	27,453	12,978
Write-off	(21,159)	(13,751)
Balance at end of year	27,547	21,253